SHARE-BASED PAYMENTS, Summary of Securities Granted as Share-Based Payments (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of Outstanding Instruments [Roll Forward]
Outstanding at beginning of year (in shares)	0	52,044,000	54,749,214
Outstanding at end of year (in shares)	54,749,214	52,581,743	52,044,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 0	$ 0.12	$ 0.19
Outstanding at end of year (in dollars per share) | $ / shares	$ 0.19	$ (0.14)	$ 0.12
Listed options [Member]
Number of Outstanding Instruments [Roll Forward]
Options exercised during the year (in shares)	(3,069,120)	0	(12,606,704)
Options expired during the year (in shares)	0	0	(17,510)
Recognition of legal acquirer (in shares)	15,693,334	0	0
Weighted Average Exercise Price [Roll Forward]
Options exercised during the year (in dollars per share) | $ / shares	$ (0.2)	$ 0	$ (0.2)
Options expired during the year (in dollars per share) | $ / shares	0	0	(0.2)
Recognition of legal acquirer (in dollars per share) | $ / shares	$ 0.2	$ 0	$ 0
Options [Member]
Number of Outstanding Instruments [Roll Forward]
Options granted during the year (in shares)	9,150,000	1,424,372	600,000
Options exercised during the year (in shares)	(1,350,000)	(2,237,000)	(2,576,000)
Options expired during the year (in shares)			0
Recognition of legal acquirer (in shares)	5,000,000	0	0
Options granted to vendors of legal acquiree (in shares)	13,000,000	0	0
Weighted Average Exercise Price [Roll Forward]
Options granted during the year (in dollars per share) | $ / shares	$ 0.31	$ 1.03	$ 1.33
Options exercised during the year (in dollars per share) | $ / shares	(0.24)	(0.26)	(0.22)
Recognition of legal acquirer (in dollars per share) | $ / shares	0.2	0	0
Options granted to vendors of legal acquiree (in dollars per share) | $ / shares	$ 0.2	$ 0	$ 0
Rights [Member]
Number of Outstanding Instruments [Roll Forward]
Rights/RSUs granted during the year (in shares)	16,325,000	1,535,000	11,295,000
Rights/RSUs converted during the year (in shares)	(2,000,000)	(329,000)	0
Rights lapsed during the year	0	(80,000)	0
Recognition of legal acquirer (in shares)	2,000,000	0	0
Weighted Average Exercise Price [Roll Forward]
Rights/RSUs granted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Rights/RSUs converted during the year (in dollars per share) | $ / shares	0	0	0
Rights lapsed during the year (in dollars per share) | $ / shares	0	0	0
Recognition of legal acquirer (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
RSUs [Member]
Number of Outstanding Instruments [Roll Forward]
Rights/RSUs granted during the year (in shares)	0	424,372	600,000
Rights/RSUs converted during the year (in shares)	0	(200,001)	0
Weighted Average Exercise Price [Roll Forward]
Rights/RSUs granted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Rights/RSUs converted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0